SUPPLEMENTAL CASH FLOW INFORMATION - Schedule of Non-cash Investing and Financing Transactions (Details) - CAD ($) $ in Thousands	6 Months Ended
	Oct. 31, 2023	Oct. 31, 2022
Supplemental Cash Flow Information [Line Items]
Acquisition of building and equipment by lease	$ 2,729	$ 6,247
Settlement of convertible debentures	$ 0	$ 1,315